Net Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Net Property and Equipment at December 31,	2012	2011

Computer Equipment	$679,011	$589,813
Furniture and Fixtures	239,423	237,923
Leasehold Improvements	254,202	230,465
Total, at cost	$1,172,636	$1,058,201
Accumulated Depreciation and Amortization	(832,540)	(646,378)
Total Property and Equipment	$340,096	$411,823